Income Taxes - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Effective Income Tax Rate Reconciliation, Percent	16.50%	16.50%	16.50%
Income Tax Examination, Penalties and Interest Accrued	$ 3,916